EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
EMPLOYEE BENEFIT PLAN
Total provision under government-mandated defined contribution plan	$ 21,503	$ 16,342	$ 10,417